Commitments and Contingencies - CO2 Minimum Purchase Commitment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Total	$ 50,495
2015	9,608
2016	10,179
2017	10,151
2018	6,995
2019	7,060
Thereafter	$ 6,502